OTHER ASSETS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) subsidiary	Dec. 31, 2018 CNY (¥) subsidiary	Dec. 31, 2017 CNY (¥) subsidiary	Dec. 31, 2019 CNY (¥)
OTHER ASSETS
Prepayment to suppliers	$ 7,959	¥ 12,143		¥ 55,412
Silver products and raw silver	36	428		247
VAT refund receivable	165	11,769	¥ 7,690	1,150
Expense advance to employees	214	998		1,489
Receivables related to subsidiaries disposal | ¥		9,620		0
Staff loan	7,735	49,800		53,851
Deposit and others	16,254	70,890		113,153
Total	$ 32,363	¥ 155,648		¥ 225,302
Number of subsidiaries disposed | subsidiary	1	1	8